Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 0.7%
Amprius Technologies, Inc. (a)	3,186	$4,301
Archer Aviation, Inc. - Class A (a)	14,288	45,007
Eve Holding, Inc. (a)	12,675	39,039
Joby Aviation, Inc. (a)	28,782	138,154
		226,501

Airlines - 0.0%(b)
Lilium NV - Class A (a)	24,865	2,554

Auto Manufacturers - 14.7%
AYRO, Inc. (a)	159	118
Canoo, Inc. (a)	3,139	2,376
Cenntro, Inc. (a)	1,203	1,528
Chijet Motor Co., Inc. (a)	205	439
Envirotech Vehicles, Inc. (a)	641	1,167
Hyliion Holdings Corp. (a)	7,656	18,298
Hyzon Motors, Inc. (a)	193	336
Li Auto, Inc. - Class A - ADR (a)	43,673	1,092,262
Lion Electric Co. (a)	9,365	5,713
Lucid Group, Inc. (a)	93,203	205,979
Mullen Automotive, Inc. (a)	1	2
Nikola Corp. (a)	2,558	10,053
NIO, Inc. - Class C - ADR (a)	83,889	427,834
Phoenix Motor, Inc. (a)	762	346
Rivian Automotive, Inc. - Class A (a)	40,004	404,040
Tesla, Inc. (a)	6,555	1,637,767
Vinfast Auto Ltd. (a)	92,488	351,454
Xos, Inc. (a)	292	1,308
XPeng, Inc. - ADR (a)	38,127	428,166
		4,589,186

Auto Parts & Equipment - 0.5%
Ads-Tec Energy PLC (a)	2,124	30,479
CBAK Energy Technology, Inc. (a)	3,534	3,711
Microvast Holdings, Inc. (a)	11,917	2,269
QuantumScape Corp. - Class A (a)	20,525	105,704
SES AI Corp. - Class A (a)	13,738	6,502
Solid Power, Inc. (a)	6,299	7,433
		156,098

Building Materials - 16.3%
AAON, Inc.	3,257	372,015
Apogee Enterprises, Inc.	885	66,233
Carrier Global Corp.	20,041	1,457,382
Crown ElectroKinetics Corp. (a)	1	1
Energy Focus, Inc. (a)	91	120
Johnson Controls International PLC	20,663	1,561,090
Lennox International, Inc.	1,432	862,880
LSI Industries, Inc.	1,147	18,765
Owens Corning	3,495	617,881
Research Frontiers, Inc. (a)	1,286	2,829
Reto Eco-solutions, Inc. - Class A (a)	17	19
Tecnoglass, Inc.	1,890	129,522
		5,088,737

Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Chemicals - 1.0%
Arcadium Lithium PLC (a)	43,228	232,999
CN Energy Group, Inc. - Class A (a)	131	73
Daqo New Energy Corp. - ADR (a)	2,641	59,634
Flexible Solutions International, Inc.	477	1,908
Origin Materials, Inc. (a)	6,163	8,566
		303,180

Commercial Services - 5.6%
Quanta Services, Inc.	5,669	1,709,941
Willdan Group, Inc. (a)	526	24,885
		1,734,826

Distribution & Wholesale - 1.3%
Hudson Technologies, Inc. (a)	1,841	14,120
Ideanomics, Inc. (a)	1,507	151
LKQ Corp.	10,581	389,275
		403,546

Electric - 3.8%
Altus Power, Inc. - Class A (a)	6,155	21,173
Ameresco, Inc. - Class A (a)	2,107	64,833
Atlantica Sustainable Infrastructure PLC	4,669	102,998
Brookfield Renewable Corp. - Class A	7,221	220,818
Clearway Energy, Inc. - Class A	8,519	226,946
Enlight Renewable Energy Ltd. (a)	17,952	285,437
FTC Solar, Inc. (a)	4,679	2,472
Ormat Technologies, Inc.	2,430	192,019
ReNew Energy Global PLC - Class A (a)	14,996	84,877
		1,201,573

Electrical Components & Equipment - 1.4%
Acuity Brands, Inc.	1,237	371,954
ChargePoint Holdings, Inc. (a)	17,099	20,519
Electrovaya, Inc. (a)	1,871	4,023
ESS Tech, Inc. (a)	822	6,157
Ideal Power, Inc. (a)	206	1,483
Novonix Ltd. - ADR (a)	7,417	13,647
Nuvve Holding Corp. (a)	3	11
Orion Energy Systems, Inc. (a)	1,370	1,366
Ultralife Corp. (a)	620	5,214
Wallbox NV - Class A (a)	8,347	7,345
		431,719

Electronics - 1.4%
Badger Meter, Inc.	1,182	236,459
Itron, Inc. (a)	1,807	201,950
KULR Technology Group, Inc. (a)	5,169	1,437
SemiLEDs Corp./Taiwan (a)	165	183
		440,029

Energy - Alternate Sources - 6.9%
Advent Technologies Holdings, Inc. (a)	96	227
Array Technologies, Inc. (a)	5,923	38,677
Ascent Solar Technologies, Inc. (a)	2	6
Ballard Power Systems, Inc. (a)	11,954	18,887
Beam Global (a)	578	2,907

Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Brenmiller Energy Ltd. (a)	78	68
Broadwind, Inc. (a)	851	1,549
Canadian Solar, Inc. (a)	2,728	38,847
Eco Wave Power Global AB - ADR (a)	198	1,792
Emeren Group Ltd. - ADR (a)	2,550	6,197
Energy Vault Holdings, Inc. (a)	5,964	11,153
Enphase Energy, Inc. (a)	5,444	452,070
Eos Energy Enterprises, Inc. (a)	8,705	27,073
First Solar, Inc. (a)	4,303	836,847
Fluence Energy, Inc. - Class A (a)	7,255	157,796
Flux Power Holdings, Inc. (a)	726	2,055
Freyr Battery, Inc. (a)	5,874	5,698
Fusion Fuel Green PLC - Class A (a)	704	451
FutureFuel Corp.	1,809	10,926
Gevo, Inc. (a)	9,013	21,000
Heliogen, Inc. (a)	232	292
JinkoSolar Holding Co. Ltd. - ADR	2,362	62,735
Maxeon Solar Technologies Ltd. (a)	585	5,397
Montauk Renewables, Inc. (a)	5,564	30,769
NeoVolta, Inc. (a)	1,256	3,818
NextEra Energy Partners L.P.	3,760	72,756
Nxu, Inc. (a)	14	7
OPAL Fuels, Inc. - Class A (a)	6,651	24,343
Plug Power, Inc. (a)	35,363	69,311
Shoals Technologies Group, Inc. - Class A (a)	6,802	36,799
SolarEdge Technologies, Inc. (a)	2,303	39,289
SPI Energy Co. Ltd. (a)	1,320	508
Spruce Power Holding Corp. (a)	683	1,721
Stem, Inc. (a)	6,729	2,540
Sunnova Energy International, Inc. (a)	4,985	30,259
Sunrun, Inc. (a)	8,985	129,833
Tigo Energy, Inc. (a)	2,433	2,798
TPI Composites, Inc. (a)	1,799	6,126
Turbo Energy SA - ADR (a)	452	669
VivoPower International PLC (a)	93	76
		2,154,272

Engineering & Construction - 3.4%
Comfort Systems USA, Inc.	1,434	560,751
MYR Group, Inc. (a)	664	86,984
TopBuild Corp. (a)	1,213	428,650
		1,076,385

Environmental Control - 12.3%
374Water, Inc. (a)	5,520	8,611
Aqua Metals, Inc. (a)	3,918	592
Enviri Corp. (a)	3,419	26,189
GFL Environmental, Inc.	20,522	857,819
Greenwave Technology Solutions, Inc. (a)	4	2
LanzaTech Global, Inc. (a)	7,942	13,422
Li-Cycle Holdings Corp. (a)	634	1,579
Perma-Fix Environmental Services, Inc. (a)	535	7,180
PureCycle Technologies, Inc. (a)	6,634	86,375
Quest Resource Holding Corp. (a)	789	6,154
Waste Connections, Inc.	7,663	1,354,435
Waste Management, Inc.	6,801	1,467,996
		3,830,354

Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Food - 0.3%
Beyond Meat, Inc. (a)	2,617	15,937
BranchOut Food, Inc. (a)	268	437
Hain Celestial Group, Inc. (a)	3,611	31,524
Laird Superfood, Inc. (a)	356	2,563
Oatly Group AB - ADR (a)	22,991	18,788
Steakholder Foods Ltd. - ADR (a)	91	246
SunOpta, Inc. (a)	4,787	31,331
		100,826

Home Builders - 0.8%
Installed Building Products, Inc.	1,135	246,182

Household Products & Wares - 0.2%
Quanex Building Products Corp.	1,899	55,185

Internet - 0.1%
Liquidity Services, Inc. (a)	1,228	26,500
Swvl Holdings Corp. (a)	204	680
		27,180

Iron & Steel - 7.8%
Commercial Metals Co.	4,622	248,664
Nucor Corp.	9,540	1,353,154
Radius Recycling, Inc. - Class A	1,281	20,739
Steel Dynamics, Inc.	6,202	809,361
Universal Stainless & Alloy Products, Inc. (a)	345	15,083
		2,447,001

Leisure Time - 0.2%
Ezgo Technologies Ltd. (a)	74	80
Forza X1, Inc. (a)	655	170
Gogoro, Inc. (a)	11,959	5,576
Kandi Technologies Group, Inc. (a)	3,131	4,055
Livewire Group, Inc. (a)	8,450	49,940
Niu Technologies - Class A - ADR (a)	3,188	7,332
Vision Marine Technologies, Inc. (a)	4	13
Volcon, Inc. (a)	1	1
Zapp Electric Vehicles Group Ltd. (a)	86	201
		67,368

Machinery - Diversified - 1.6%
CSW Industrials, Inc.	624	220,335
GrafTech International Ltd. (a)	10,149	17,253
Watts Water Technologies, Inc. - Class A	1,341	255,581
		493,169

Machinery-Construction & Mining - 0.6%
Lightbridge Corp. (a)	508	4,938
NuScale Power Corp. - Class A (a)	10,015	191,687
		196,625

Metal Fabricate & Hardware - 0.9%
Metallus, Inc. (a)	1,682	23,699
Valmont Industries, Inc.	811	252,773
		276,472

Mining - 11.3%
American Lithium Corp. (a)	7,703	5,646
Cameco Corp.	17,491	913,380
Centrus Energy Corp. - Class A (a)	631	65,504
Denison Mines Corp. (a)	49,061	103,028

Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Energy Fuels, Inc./Canada (a)	8,823	53,115
ERO Copper Corp. (a)	5,655	103,713
Pioneer Ltd. - ADR (a)	3,111	24,141
Lithium Americas Corp. (a)	6,515	26,581
MP Materials Corp. (a)	6,857	123,357
NexGen Energy Ltd. (a)	30,759	226,386
Sigma Lithium Corp. (a)	6,243	84,780
Southern Copper Corp.	14,866	1,628,570
TMC the metals Co., Inc. (a)	13,099	12,954
Uranium Energy Corp. (a)	16,428	121,896
Uranium Royalty Corp. (a)	6,724	18,693
Ur-Energy, Inc. (a)	19,741	25,071
Westwater Resources, Inc. (a)	2,255	1,398
		3,538,213

Miscellaneous Manufacturers - 0.0%(b)
Graphex Group Ltd. - ADR (a)	13,196	3,114
Loop Industries, Inc. (a)	1,782	2,406
		5,520

Retail - 1.3%
Allego NV (a)	4,941	9,388
ATRenew, Inc. - Class A - ADR (a)	8,844	21,049
Beacon Roofing Supply, Inc. (a)	2,487	228,978
Blink Charging Co. (a)	4,063	8,045
Clean Energy Fuels Corp. (a)	8,781	24,850
EVgo, Inc. - Class A (a)	12,412	97,310
Jiuzi Holdings, Inc. (a)	349	548
NaaS Technology, Inc. - Class A - ADR (a)	516	1,568
		391,736

Software - 4.9%
8x8, Inc. (a)	4,533	10,108
Baijiayun Group Ltd. - Class A (a)	632	5,056
DocuSign, Inc. (a)	8,229	570,928
Faraday Future Intelligent Electric, Inc. - Class A (a)	532	1,091
Freight Technologies, Inc. (a)	1	2
Kaltura, Inc. (a)	4,848	6,157
Zoom Video Communications, Inc. - Class A (a)	12,371	924,608
		1,517,950

Telecommunications - 0.1%
AudioCodes Ltd.	1,266	11,660
ClearOne, Inc.	938	550
Oblong, Inc. (a)	3	11
Preformed Line Products Co.	200	24,600
		36,821
TOTAL COMMON STOCKS (Cost $28,534,453)		31,039,208

REAL ESTATE INVESTMENT TRUSTS - 0.5%
HA Sustainable Infrastructure Capital, Inc.	4,693	164,208
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $134,791)		164,208

Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.78% (c)	19,357	19,357
TOTAL SHORT-TERM INVESTMENTS (Cost $19,357)		19,357

TOTAL INVESTMENTS - 100.0% (Cost $28,688,601)		31,222,773
Other Assets in Excess of Liabilities - 0.0% (b)		3,572
TOTAL NET ASSETS - 100.0%		$31,226,345

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Carbon Collective Climate Solutions U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,039,208	$—	$—	$31,039,208
Real Estate Investment Trusts	164,208	—	—	164,208
Money Market Funds	19,357	—	—	19,357
Total Investments	$31,222,773	$—	$—	$31,222,773

Refer to the Schedule of Investments for further disaggregation of investment categories.